Investments - Summary of Long-Term Investments (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 7,755		¥ 46,782
Equity method investments	42,216		35,026
Total	49,971	$ 6,886	81,808
Jiaxing Neixiangyoupan Equity Investment Fund Partnership
Schedule of Investments [Line Items]
Equity method investments	25,417		29,387
Hangzhou Chengqianqihou Food Supply Chain Co., Ltd.
Schedule of Investments [Line Items]
Equity method investments	8,750		0
Others
Schedule of Investments [Line Items]
Equity method investments	8,049		5,639
Jimi
Schedule of Investments [Line Items]
Available-for-sale debt securities	5,459		5,459
iSNOB
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		26,021
Juesekuangxiang
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		6,875
Jiangxi Chengqianqihou
Schedule of Investments [Line Items]
Available-for-sale debt securities	0		5,000
Others
Schedule of Investments [Line Items]
Available-for-sale debt securities	¥ 2,296		¥ 3,427